Cash and Bank Balances	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Cash and bank balances
8.	Cash and bank balances

	As of December 31,
	2024	2025
	HK$	HK$	US$
Cash at banks	30,522,014	6,859,938	881,366
Short-term fixed deposits	11,700,000	—	—
Cash and bank balances	42,222,014	6,859,938	881,366

Short-term fixed deposits

As of December 31, 2024, the short-term fixed deposits are placed with financial institutions for a tenure of 30 days, bore an effective interest rate of 4.4% per annum and matured on January 3, 2025.

The currency profiles of the Company’s cash and bank balances at the end of each reporting year are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Hong Kong Dollar	1,442,164	3,247,025	417,178
United States Dollar	40,779,850	3,612,913	464,188
	42,222,014	6,859,938	881,366